Income Taxes (Summary Of Income Tax (Expense) Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ (1.7)	$ 3.1	$ (4.8)
State	(0.9)	(1.2)	(0.8)
Foreign	(14.7)	(14.1)	(11.5)
Total current	(17.3)	(12.2)	(17.1)
Deferred:
Federal	(15.8)	(18.8)	75.6
State	0.1	13.9	4.8
Foreign	2.9	1.6	(6.6)
Deferred Income Expense from Continuing Operations	12.8	3.3	(73.8)
Income tax (expense) benefit	$ (30.1)	$ (15.5)	$ 56.7